UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® California AMT Tax-Free Money Market Fund

May 31, 2017

SCM-QTLY-0717
1.802200.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 38.6%
	Principal Amount (000s)	Value (000s)
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.78% 6/7/17, VRDN(a)	$1,700	$1,700
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.84% 6/7/17, VRDN (a)	1,150	1,150
California - 38.0%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.75% 6/7/17, LOC Citibank NA, VRDN (a)	1,750	1,750
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2007 A2, 0.76% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,265	4,265
Series 2008 E1, 0.72% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,150	3,150
Series 2008 G1, 0.73% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,800	2,800
California Gen. Oblig.:
Series 2003 B1, 0.74% 6/7/17, LOC Bank of America NA, VRDN (a)	5,700	5,700
Series 2005 B1, 0.74% 6/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	15,700	15,700
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.76% 6/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	4,400	4,400
Series 2005 H, 0.76% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	56,240	56,240
Series 2005 I, 0.76% 6/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	9,100	9,100
(Dignity Health Proj.) Series 2011 C, 0.75% 6/7/17, LOC Bank of Montreal, VRDN (a)	15,500	15,500
(Scripps Health Proj.) Series 2010 B, 0.76% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)	22,300	22,300
(Scripps Health, Sys. Proj.) Series B, 0.75% 6/7/17, VRDN (a)	2,385	2,385
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 0.74% 6/7/17, VRDN (a)	2,000	2,000
California Hsg. Fin. Agcy. Rev. Series 2001 F, 0.78% 6/7/17, LOC Citibank NA, VRDN (a)	8,580	8,580
California Muni. Fin. Auth. Rev. (La Sierra Univ. Proj.) Series 2008 B, 0.77% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.79% 6/7/17, LOC Bank of America NA, VRDN (a)	58,000	58,000
California Statewide Cmntys. Dev. Auth. Rev.:
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.8% 6/7/17, LOC Northern Trust Co., VRDN (a)	2,560	2,560
(SWEEP Ln. Prog.) Series 2007 A, 0.73% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,000	5,000
(The Archer School for Girls, Inc. Proj.) Series 2005, 0.78% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	8,695	8,695
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.75% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	14,760	14,760
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2011 A, 0.72% 6/7/17, LOC MUFG Union Bank NA, VRDN (a)	5,185	5,185
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.75% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	12,545	12,545
Series 2014 B, 0.75% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	32,020	32,020
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.76% 6/7/17, LOC Fannie Mae, VRDN (a)	1,025	1,025
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 0.8% 6/7/17, LOC Freddie Mac, VRDN (a)	4,600	4,600
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2001 B1, 0.73% 6/7/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	10,500	10,500
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.79% 6/7/17, LOC Bank of America NA, VRDN (a)	21,435	21,435
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.75% 6/7/17, LOC Citibank NA, VRDN (a)	4,000	4,000
Otay Wtr. District Ctfs. of Prtn. (1996 Cap. Projs.) 0.78% 6/7/17, LOC MUFG Union Bank NA, VRDN (a)	3,700	3,700
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.77% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	45,895	45,895
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.76% 6/7/17, LOC Bank of America NA, VRDN (a)	44,265	44,265
Riverside Elec. Rev.:
Series 2008 A, 0.7% 6/7/17, LOC Barclays Bank PLC, VRDN (a)	3,475	3,475
Series 2008 C, 0.72% 6/7/17, LOC Barclays Bank PLC, VRDN (a)(b)	20,875	20,875
Sacramento County Hsg. Auth. Multi-family Hsg. Rev. Series 2001 A, 0.76% 6/7/17, LOC Fannie Mae, VRDN (a)	5,840	5,840
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.77% 6/7/17, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,600	1,600
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.81% 6/7/17, LOC Bank of America NA, VRDN (a)	7,100	7,100
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Second Series 36A, 0.72% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)	19,300	19,300
Series 36C, 0.72% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,050	3,050
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.8% 6/7/17, LOC Freddie Mac, VRDN (a)	11,900	11,900
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.72% 6/7/17, LOC Bank of America NA, VRDN (a)	14,360	14,360
Santa Clara Elec. Rev. Series 2008 B, 0.77% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	16,260	16,260
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.):
Series 2008 A, 0.78% 6/7/17, LOC Barclays Bank PLC, VRDN (a)	1,705	1,705
Series 2008 B, 0.78% 6/7/17, LOC Barclays Bank PLC, VRDN (a)	5,105	5,105
Stanislaus County Cap. Impts. Fing. Auth. Rev. Series 2004, 0.79% 6/7/17, LOC Bank of America NA, VRDN (a)	4,410	4,410
Whittier Health Facilities Rev. Series 2009 A, 0.73% 6/7/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	8,680	8,680
		553,315
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.9% 6/7/17, VRDN (a)	600	600
Series 1999 A, 0.85% 6/7/17, VRDN (a)	800	800
		1,400
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 6/7/17, VRDN (a)	700	700
Series I, 0.94% 6/7/17, VRDN (a)	300	300
		1,000
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 0.86% 6/7/17, VRDN (a)	3,700	3,700
Wyoming - 0.0%
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.87% 6/7/17, VRDN (a)	300	300
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $562,565)		562,565

Tender Option Bond - 17.7%
California - 17.4%
Academy of Motion Picture Arts Participating VRDN Series 2017, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,080	2,080
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.99% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	900	900
Series 16 XM 0244, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,005	5,005
Series 17 XX 1045, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,300	3,300
Series 2017, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,475	1,475
Series II R 11901, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series Putters 3434, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,645	5,645
Series XF 10 44, 0.91% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,500	3,500
Burbank Unified School District Participating VRDN Series Floaters XF 22 92, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,200	1,200
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,600	1,600
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series Putters 3019, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,885	4,885
Series ROC II R 11970-1, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,080	4,080
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 16 XM 0146, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,320	1,320
Series 16 XM0194, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	700	700
Series Floaters XF 23 77, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,240	6,240
Series MS 3144, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,977	1,977
Series ROC II R 11974, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,500	1,500
Series XF 24 00, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	800	800
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.86% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,925	4,925
Series 2017 XF 2414, 0.79% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,000	3,000
Series 2017 XG 0115, 0.79% 6/7/17 (Liquidity Facility Citibank NA)(a)(c)	5,300	5,300
Series DB XF 1041, 0.86% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,700	2,700
Series Floaters XF 23 72, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	900	900
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.86% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	4,900	4,900
Series 16 ZF0426, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,665	2,665
Series 2017 XF 2417, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,500	3,500
Series 2017, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,800	3,800
Series Floaters XF 05 23, 0.8% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,125	1,125
Series Floaters XG 01 20, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,100	4,100
Series Floaters XL 00 45, 0.83% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	620	620
Series Floaters YX 10 33, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,155	1,155
Series Floaters ZM 05 02, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,400	1,400
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0131, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series DB 15 XF 0234, 0.86% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	3,165	3,165
Series Floaters XG 01 04, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,134	2,134
Series MS 3239, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,200	2,200
Series MS 3267, 0.81% 6/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series MS 3389, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	975	975
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,100	1,100
0.92% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,200	5,200
Series XF 23 59, 0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	825	825
Culver City Calif Unified School District Bonds Series Solar 17 10, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000	1,000
Dignity Health Participating VRDN Series 17 04, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	11,990	11,990
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.8% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	2,200	2,200
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series 2015 XF0190, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,835	1,835
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 0.79% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	700	700
Series Floaters XG 01 24, 0.81% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	900	900
Series Floaters XM 05 07, 0.79% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	700	700
Series Floaters ZM 05 10, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	700	700
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,200	1,200
Elk Grove Unified School District Bonds Series Solar 17 0033, 0.93%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	955	955
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	900	900
Participating VRDN Series MS 3288, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,125	1,125
Huntington Beach City Bonds Series Solar 17 0029, 0.93%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,000	1,000
Long Beach Unified School District Participating VRDN:
Series 2017, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	6,505	6,505
0% 6/8/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	800	800
Los Angeles Cmnty. College District Participating VRDN:
Series 16 XG0045, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,790	7,790
Series MS 3096, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	900	900
Series ROC II R 11773, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,800	1,800
0.8% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,300	1,300
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 0.88% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,100	1,100
Los Angeles Dept. Arpt. Rev. Participating VRDN Series 16 XL0005, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,105	3,105
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XM 02 47, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series EGL 17 0007, 0.79% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,700	3,700
Series Floaters XM 03 79, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,670	3,670
Series MS 3345, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,175	3,175
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 15 XF2168, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,420	3,420
Series Floaters XG 01 21, 0.81% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	900	900
Series Floaters ZM 04 68, 0.8% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	1,615	1,615
Series MS 3397, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,200	1,200
Los Angeles Wastewtr. Sys. Rev. Participating VRDN Series 2015 ZF 0242, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank)(a)(c)	2,100	2,100
Lucia Mar Unified School District Participating VRDN Series 2017, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,700	1,700
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,200	1,200
Metropolitan Wtr. District Southern CA Wtrwks. Rev. Participating VRDN Series 16 XM 02 43, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,215	2,215
Newport Mesa Unified School District Bonds Series WF 11 70Z, 1.08%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	545	545
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series Floaters 16 XG0022, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,300	2,300
Palmdale Calif School District Participating VRDN Series Floaters XF 24 43, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,100	2,100
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.85% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,160	2,160
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,100	1,100
Series Floaters YX 10 37, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series Floaters ZM 04 57, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,400	1,400
Series Floaters ZM 04 58, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,345	2,345
San Diego Cmnty. College District Participating VRDN Series XM 0149, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,650	1,650
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series 16 ZF0311, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,470	1,470
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,200	2,200
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series EGL 14 0025, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,100	1,100
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN Series XF 10 32, 0.9% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,815	1,815
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 0.79% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,355	3,355
Solano Cmnty. Clge District Participating VRDN Series Floaters XF 24 59, 0% 6/8/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,000	1,000
South San Francisco Calif District Bonds Series 2016, 0.83%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	1,280	1,280
Sunnyvale School District Bonds Series 2016 18, 0.83%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,200	2,200
The Regents of the Univ. of California Participating VRDN Series XM 03 58, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	400	400
Series Floaters ZF 23 62, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,200	2,200
Series Floaters ZF 23 63, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	600	600
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,810	3,810
Series 15 ZF0178, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series 2015 ZF0186, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series Floaters XF 05 24, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	2,675	2,675
Series Floaters XM 04 13, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,200	2,200
Series MS 3066, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
		253,166
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	300	300
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Michigan - 0.1%
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Nebraska - 0.0%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200	200
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.97% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	200	200
Ohio - 0.0%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 7/12/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	500	500
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.93% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	775	775
TOTAL TENDER OPTION BOND
(Cost $257,141)		257,141

Other Municipal Security - 28.9%
California - 28.1%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S-1, 0.8% tender 6/7/17, CP mode	2,000	2,000
California Gen. Oblig.:
Bonds Series 2016:
4% 9/1/17	1,300	1,310
5% 9/1/17	4,995	5,046
5% 9/1/17	5,000	5,051
Series 11A2:
0.81% 6/5/17, LOC Royal Bank of Canada, CP	12,000	12,000
0.93% 6/6/17, LOC Royal Bank of Canada, CP	3,695	3,695
Series 11A5, 0.79% 6/6/17, LOC U.S. Bank NA, Cincinnati, CP	24,997	24,997
Series A1:
0.83% 6/6/17, LOC Wells Fargo Bank NA, CP	3,600	3,600
0.85% 6/5/17, LOC Wells Fargo Bank NA, CP	11,500	11,500
Series A3, 0.87% 7/6/17, LOC MUFG Union Bank NA, CP	5,800	5,800
Series A8, 0.88% 7/7/17, LOC Bank of The West San Francisco, CP	8,600	8,600
0.92% 6/22/17, LOC Royal Bank of Canada, CP	5,600	5,600
0.94% 7/6/17, LOC Wells Fargo Bank NA, CP	3,300	3,300
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2012 C, 1.03%, tender 12/27/17 (a)	8,100	8,100
Series 2013 B, 5%, tender 10/17/17 (a)	4,515	4,585
California School Cash Reserve Prog. Auth. TRAN:
Series 2016 A, 2% 6/30/17	3,850	3,854
Series 2016 B, 2% 6/30/17	7,100	7,107
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.88%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)	20,900	20,900
Series 2010 B, 0.88%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)	13,415	13,415
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.95% 8/3/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	7,800	7,800
0.95% 8/3/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	1,000	1,000
Series A2, 0.82% 6/5/17 (Liquidity Facility Bank of America NA), CP	2,000	2,000
0.97% 7/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	2,500	2,500
Kern County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	2,500	2,504
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series B:
0.83% 6/6/17, LOC U.S. Bank NA, Cincinnati, CP	3,300	3,300
0.84% 6/12/17, LOC U.S. Bank NA, Cincinnati, CP	3,200	3,200
0.84% 6/13/17, LOC U.S. Bank NA, Cincinnati, CP	8,000	8,000
0.87% 6/9/17, LOC U.S. Bank NA, Cincinnati, CP	6,400	6,400
0.97% 7/3/17, LOC U.S. Bank NA, Cincinnati, CP	5,500	5,500
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	13,625	13,648
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series ATE:
0.8% 6/13/17, LOC Sumitomo Mitsui Banking Corp., CP	6,208	6,208
0.94% 8/2/17, LOC MUFG Union Bank NA, CP	700	700
0.93% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	4,400	4,400
0.95% 7/5/17, LOC Sumitomo Mitsui Banking Corp., CP	1,350	1,350
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2017:
0.92% 7/7/17 (Liquidity Facility Royal Bank of Canada), CP	21,000	21,000
0.92% 8/1/17 (Liquidity Facility Royal Bank of Canada), CP	21,000	21,000
0.78% 6/5/17 (Liquidity Facility Royal Bank of Canada), CP	15,000	15,000
1% 8/1/17 (Liquidity Facility Royal Bank of Canada), CP	12,000	12,000
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	11,775	11,795
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 11A3:
0.83% 6/19/17, LOC Bank of The West San Francisco, CP	3,500	3,500
0.92% 6/7/17, LOC Bank of The West San Francisco, CP	1,400	1,400
Series 13A4:
0.83% 6/5/17, LOC U.S. Bank NA, Cincinnati, CP	3,800	3,800
0.91% 9/12/17, LOC U.S. Bank NA, Cincinnati, CP	1,500	1,500
0.94% 8/9/17, LOC U.S. Bank NA, Cincinnati, CP	6,200	6,200
Series A-1, 0.97% 7/11/17, LOC Wells Fargo Bank NA, CP	2,500	2,500
0.94% 6/20/17, LOC U.S. Bank NA, Cincinnati, CP	2,800	2,800
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	500	501
Riverside County Trans. Commission Sales Tax Rev. Series 2017, 0.84% 6/12/17, LOC State Street Bank & Trust Co., Boston, CP	2,900	2,900
Sacramento Muni. Util. District Elec. Rev.:
Series L1, 0.85% 6/12/17, LOC Barclays Bank PLC, CP	7,700	7,700
0.93% 6/6/17, LOC Barclays Bank PLC, CP	800	800
0.93% 6/6/17, LOC State Street Bank & Trust Co., Boston, CP	10,400	10,400
San Bernardino County Gen. Oblig. TRAN Series 2016 A, 2% 6/30/17	13,120	13,132
San Diego Unified School District TRAN Series 2016 A, 2% 6/30/17	2,500	2,502
San Francisco Calif City & Cnt 0.93% 6/7/17, LOC Bank of America NA, CP	1,400	1,400
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. 0.99% 8/15/17, LOC Wells Fargo Bank NA, CP	2,700	2,700
San Francisco City & County Gen. Oblig.:
Series 1, 0.87% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	9,400	9,400
Series 2, 0.87% 6/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	12,567	12,567
Series 3, 0.88% 6/7/17, LOC State Street Bank & Trust Co., Boston, CP	14,900	14,900
San Jacinto Unified School District Bonds Series 2007, 5.25% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	500	504
San Jose Fin. Auth. Rev. Series 1, 0.84% 6/13/17, LOC State Street Bank & Trust Co., Boston, CP	3,395	3,395
Turlock Irrigation District Series 2017 A, 0.97% 7/6/17, LOC Bank of America NA, CP	5,700	5,700
		409,966
Georgia - 0.3%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,375	2,375
Series 2010 A2, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	1,600	1,600
		3,975
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 1% tender 6/7/17, CP mode	1,000	1,000
Massachusetts - 0.4%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds:
(New England Pwr. Co. Proj.):
Series 2017 A, 1.05% tender 6/9/17, CP mode	900	900
Series 93B:
1% tender 6/15/17, CP mode	1,000	1,000
1% tender 6/22/17, CP mode	1,800	1,800
Series 1993 A, 1% tender 7/13/17, CP mode	2,700	2,700
		6,400
TOTAL OTHER MUNICIPAL SECURITY
(Cost $421,341)		421,341
	Shares	Value (000s)

Investment Company - 14.7%
Fidelity Tax-Free Cash Central Fund, 0.82% (e)
(Cost $213,481)	213,470,000	213,481
TOTAL INVESTMENT PORTFOLIO - 99.9%
(Cost $1,454,528)		1,454,528
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,219
NET ASSETS - 100%		$1,455,747

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,375,000 or 1.5% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,445,000 or 0.1% of net assets.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$900
Newport Mesa Unified School District Bonds Series WF 11 70Z, 1.08%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	2/1/17	$545

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$366
Total	$366

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Variable Rate Demand Note	$562,565	$--	$562,565	$--
Tender Option Bond	257,141	--	257,141	--
Other Municipal Security	421,341	--	421,341	--
Investment Company	213,481	213,481	--	--
Total Investments in Securities:	$1,454,528	$213,481	$1,241,047	$--

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At May 31, 2017 the cost for Federal Income Tax Purposes was $1,454,528,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® California Municipal Money Market Fund

May 31, 2017

CFS-QTLY-0717
1.802199.113

Investments May 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 20.4%
	Principal Amount (000s)	Value (000s)
Alabama - 0.1%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.91% 6/7/17, VRDN (a)(b)	$3,500	$3,500
Arkansas - 0.3%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 0.91% 6/7/17, VRDN (a)(b)	2,100	2,100
Series 2002, 0.94% 6/7/17, VRDN (a)(b)	800	800
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.96% 6/7/17, LOC Royal Bank of Scotland PLC, VRDN (a)(b)	7,100	7,100
		10,000
California - 18.6%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. (La Terrazza Apts. Proj.) Series 2002 A, 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	16,880	16,880
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.82% 6/7/17, LOC BNP Paribas SA, VRDN (a)(b)	3,900	3,900
California Health Facilities Fing. Auth. Rev. (Catholic Healthcare West Proj.):
Series 2004 K, 0.76% 6/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	13,700	13,700
Series 2005 I, 0.76% 6/7/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	41,400	41,400
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.):
Series 2001 G:
0.8% 6/7/17, LOC Citibank NA, VRDN (a)(b)	2,275	2,275
0.8% 6/7/17, LOC Citibank NA, VRDN (a)(b)	1,650	1,650
Series 2005 D, 0.8% 6/7/17, LOC Citibank NA, VRDN (a)(b)	3,045	3,045
Series 2000 N, 0.76% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	5,595	5,595
Series 2005 A, 0.78% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	34,715	34,715
Series 2005 B, 0.76% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	38,665	38,665
Series 2006 C, 0.76% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	10,000	10,000
Series 2007 H, 0.78% 6/7/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)(b)	11,670	11,670
Series 2008 C:
0.74% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	11,395	11,395
0.74% 6/7/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,690	3,690
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 0.88% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	6,495	6,495
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.92% 6/7/17, LOC Comerica Bank, VRDN (a)(b)	2,530	2,530
(Var-Waste Connections, Inc. Proj.) Series 2007, 0.83% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	10,100	10,100
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.92% 6/7/17, LOC Comerica Bank, VRDN (a)(b)	4,400	4,400
Series 2011 A, 0.92% 6/7/17, LOC Comerica Bank, VRDN (a)(b)	2,810	2,810
Series 2012 A, 0.89% 6/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.88% 6/7/17, LOC Bank of America NA, VRDN (a)(b)	1,000	1,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.81% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	900	900
(Maple Square Apt. Proj.) Series AA, 0.83% 6/7/17, LOC Citibank NA, VRDN (a)(b)	5,255	5,255
(Salvation Army S.F. Proj.) 0.8% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	15,105	15,105
(Terraces at Park Marino Proj.) Series I, 0.84% 6/7/17, LOC Bank of The West San Francisco, VRDN (a)(b)	4,785	4,785
(The Crossings at Elk Grove Apts.) Series H, 0.83% 6/7/17, LOC Citibank NA, VRDN (a)(b)	6,950	6,950
California Statewide Cmntys. Dev. Auth. Rev.:
(Motion Picture & Television Fund Proj.) Series 2001 A, 0.8% 6/7/17, LOC Northern Trust Co., VRDN (a)	15,440	15,440
(Oakmont Stockton Proj.) Series 1997 C, 0.83% 6/7/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(b)	5,960	5,960
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	30,000	30,000
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.85% 6/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	9,100	9,100
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Grand Promenade Proj.) 0.8% 6/7/17, LOC Freddie Mac, VRDN (a)	36,500	36,500
Los Angeles Multi-family Hsg. Rev.:
(Channel Gateway Apts. Proj.) Series 1989 B, 0.8% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	67,700	67,700
(Colonia Corona Apts. Proj.) Series 2004 D, 0.84% 6/7/17, LOC Citibank NA, VRDN (a)(b)	2,400	2,400
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.79% 6/7/17, LOC Bank of America NA, VRDN (a)	23,605	23,605
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.77% 6/7/17, LOC Bank of America NA, VRDN (a)	32,875	32,875
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.93% 6/7/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	1,160	1,160
Sacramento Hsg. Auth. Multi-family Rev. (Phoenix Park II Apts. Proj.) 0.83% 6/7/17, LOC Citibank NA, VRDN (a)(b)	6,081	6,081
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.81% 6/7/17, LOC Bank of America NA, VRDN (a)	24,845	24,845
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Delta Village Apts. Proj.) Series A, 0.81% 6/7/17, LOC Citibank NA, VRDN (a)(b)	5,700	5,700
San Francisco City & County Multi-family Hsg. Rev. (8th & Howard Family Apts. Proj.) Series 2000 B, 0.83% 6/7/17, LOC Citibank NA, VRDN (a)(b)	3,505	3,505
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 0.95% 6/7/17, LOC Citibank NA, VRDN (a)(b)	1,150	1,150
(Mission Creek Cmnty. Proj.) Series B, 0.83% 6/7/17, LOC Citibank NA, VRDN (a)(b)	5,260	5,260
(Ocean Beach Apts. Proj.) Series B, 0.8% 6/7/17, LOC Citibank NA, VRDN (a)(b)	1,035	1,035
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.83% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	3,000	3,000
San Jose Multi-family Hsg. Rev.:
(Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 0.83% 6/7/17, LOC Fannie Mae, VRDN (a)(b)	15,000	15,000
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.87% 6/7/17, LOC Citibank NA, VRDN (a)(b)	5,950	5,950
(El Paseo Apts. Proj.) Series 2002 B, 0.87% 6/7/17, LOC Citibank NA, VRDN (a)(b)	4,145	4,145
(Trestles Apts. Proj.) Series 2004 A, 0.82% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.81% 6/7/17, LOC Freddie Mac, VRDN (a)(b)	15,090	15,090
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.9% 6/7/17, LOC MUFG Union Bank NA, VRDN (a)(b)	10,335	10,335
		594,406
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 1% 6/1/17, VRDN (a)(b)	1,600	1,600
Series 1988, 1% 6/1/17, VRDN (a)(b)	2,200	2,200
Series 1993 C, 0.9% 6/7/17, VRDN (a)	1,200	1,200
Series 1994, 1% 6/1/17, VRDN (a)(b)	1,400	1,400
Series 1999 B, 0.9% 6/7/17, VRDN (a)(b)	1,400	1,400
		7,800
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 B, 0.91% 6/7/17, VRDN (a)(b)	3,420	3,420
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.):
Series H, 0.94% 6/7/17, VRDN (a)	1,900	1,900
Series I, 0.94% 6/7/17, VRDN (a)	900	900
		6,220
Iowa - 0.3%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.83% 6/7/17, VRDN (a)(b)	9,500	9,500
Texas - 0.2%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.91% 6/7/17, VRDN (a)(b)	3,450	3,450
Port Arthur Navigation District Jefferson County Rev. Series 2000 B, 0.88% 6/7/17 (Total SA Guaranteed), VRDN (a)(b)	1,300	1,300
		4,750
West Virginia - 0.4%
Marion County Solid Waste Disp. Rev. (Grant Town Cogeneration Proj.) Series 1990 D, 0.86% 6/7/17, LOC Deutsche Bank AG, VRDN (a)(b)	800	800
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev.:
(Appalachian Pwr. Co. - Amos Proj.) Series 2008 B, 1.02% 6/7/17, VRDN (a)(b)	6,100	6,100
(Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.05% 6/7/17, VRDN (a)(b)	6,800	6,800
		13,700
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $649,876)		649,876

Tender Option Bond - 39.9%
California - 39.4%
Academy of Motion Picture Arts Participating VRDN Series 2017, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,300	5,300
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series 16 XM 0234, 0.99% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	6,125	6,125
Series 16 XM 0244, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,995	4,995
Series 17 XX 1045, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,035	10,035
Series 2017, 0.81% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,090	4,090
Series II R 11901, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,300	1,300
Series Putters 3211, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	13,320	13,320
Series Putters 3434, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,850	2,850
Series XF 10 44, 0.91% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	11,950	11,950
Burbank Unified School District Participating VRDN Series Floaters XF 22 92, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,320	4,320
Cabrillo Unified School District Participating VRDN Series 2017 XF 2434, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,160	4,160
California Dept. of Wtr. Resources Participating VRDN:
Series Putters 3019, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	9,785	9,785
Series ROC II R 11970-1, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,555	1,555
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 15 XF0093, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,915	5,915
Series 16 XM 0146, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,010	12,010
Series 16 XM0194, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,965	5,965
Series Floaters XF 23 77, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	12,575	12,575
Series MS 3346, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,330	9,330
Series Putters 3960, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,330	7,330
Series ROC II R 11974, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Series ROC II R 14081, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
Series XF 24 00, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,790	2,790
California Gen. Oblig. Participating VRDN:
Series 15 XF 1039, 0.86% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	38,500	38,500
Series 15 XF0129, 0.86% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	7,500	7,500
Series 15 XF2161, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,035	7,035
Series 15 XF2171, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	11,240	11,240
Series 16 ZM0201, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,120	5,120
Series DB XF 1041, 0.86% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	25,490	25,490
Series Floaters 16 ZF0514, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,370	2,370
Series Floaters XF 23 72, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,300	3,300
Series Floaters YX 10 30, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	6,820	6,820
California Health Facilities Fing. Auth. Participating VRDN:
Series 16 XG 00 49, 0.86% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	21,850	21,850
Series 16 XXF0440, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,100	3,100
Series 16 ZF0426, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,105	3,105
Series 2017 XF 2048, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,700	4,700
Series 2017 XF 2417, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,875	11,875
Series 2017, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	11,230	11,230
Series Floaters XF 05 23, 0.8% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	4,500	4,500
Series Floaters XG 01 20, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	10,400	10,400
Series Floaters XL 00 45, 0.83% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,600	1,600
Series Floaters YX 10 33, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,500	4,500
Series Floaters ZM 05 02, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,600	3,600
California Health Facilities Fing. Auth. Rev. Participating VRDN:
Series 15 XF0120, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	14,720	14,720
Series 15 XF0131, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	11,235	11,235
Series 15 XF2119, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,995	7,995
Series 16 ZF0212, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,935	2,935
Series 2015 ZF0213, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series DB 15 XF 0234, 0.86% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	18,480	18,480
Series Floaters XG 01 04, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	13,867	13,867
Series MS 3239, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	22,800	22,800
Series MS 3267, 0.81% 6/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	27,375	27,375
Series MS 3301, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,330	7,330
Series TD 0036, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	7,105	7,105
California St. Univ. Rev. Participating VRDN Series XM 0306, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,600	7,600
California State Univ. Rev. Participating VRDN:
Series 16 ZM0199, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
Series 16 ZM0204, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,125	6,125
Series Floaters XF 24 41, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,000	2,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series Floaters 02 144A, 0.85% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	23,910	23,910
California Statewide Cmntys. Dev. Auth. Rev. Participating VRDN:
Series 2017:
0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,980	2,980
0.92% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	13,550	13,550
Series ROC II R 14001, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,375	2,375
Series XF 23 59, 0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	5,925	5,925
Culver City Calif Unified School District Bonds Series Solar 17 10, 0.85%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	3,445	3,445
Dept. of Arpts. of the City of LA Participating VRDN Series YX 10 01, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)	4,690	4,690
Dept. of Wtr. and Pwr. of Los Angeles Participating VRDN Series XM 03 65, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Dignity Health Participating VRDN Series 17 04, 0.86% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	37,870	37,870
East Bay Muni. Util. District Participating VRDN Series XM 02 94, 0.8% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	6,800	6,800
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series 2015 XF0190, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,835	1,835
Series EGL1310, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	21,700	21,700
Series MS 3250, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Eastern Muni. Wtr. District Fing. W Participating VRDN:
Series Floaters XF 24 48, 0.79% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,700	1,700
Series Floaters XG 01 24, 0.81% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,100	2,100
Series Floaters XM 05 07, 0.79% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,800	1,800
Series Floaters ZM 05 10, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,800	1,800
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,585	1,585
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 0.84% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,375	3,375
Elk Grove Unified School District Bonds Series Solar 17 0033, 0.93%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,100	2,100
Foothill-De Anza Cmnty. College District:
Bonds Series WF 11 68C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	8,825	8,825
Participating VRDN:
Series 15 ZF2116, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,500	7,500
Series MS 3268 X, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series MS 3288, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,000	7,000
Series ROC II R 14066, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,500	3,500
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.81% 6/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	14,375	14,375
Grossmont Union High School District Participating VRDN Series 16 ZF0317, 0.98% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Huntington Beach City Bonds Series Solar 17 0029, 0.93%, tender 8/24/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	2,100	2,100
Long Beach Unified School District Participating VRDN:
Series 2017, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	17,360	17,360
0% 6/8/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,700	1,700
Los Angeles Cmnty. College District Participating VRDN:
Series 16 ZF0315, 0.83% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,425	7,425
Series 16 ZF0327, 0.83% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,885	5,885
Series EGL 08 57, 0.82% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	17,400	17,400
Series MS 3096, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,600	9,600
Series ROC II R 11773, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	19,575	19,575
0.8% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800	5,800
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN Series ZF 01 84, 0.88% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,645	3,645
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 16 XL0005, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,300	2,300
Series Floaters XM 04 27, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series ROC II R 11842, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,750	6,750
Series ZM 04 73, 0.83% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	2,605	2,605
Series ZM 04 87, 0.83% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)	1,470	1,470
0.84% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(b)(c)	7,645	7,645
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series 16 XF 04 87, 0.81% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
Series 16 XM 02 53, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,665	6,665
Series EGL 17 0007, 0.79% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	9,000	9,000
Series Floaters XM 03 79, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,665	3,665
Series MS 3289, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,335	7,335
Series MS 3345, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	16,060	16,060
Series Putters 0039, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,750	3,750
Series XG 0110, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,100	4,100
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series 0018, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	7,500	7,500
Series 15 XF2168, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	2,290	2,290
Series Floaters XG 01 21, 0.81% 6/7/17 (Liquidity Facility Bank of America NA) (a)(c)	2,100	2,100
Series Floaters ZM 04 68, 0.8% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,800	5,800
Series MS 3397, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	9,770	9,770
Series MS 3403, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,975	8,975
Series ROC 14087, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,200	6,200
Los Angeles Hbr. Dept. Rev.:
Bonds Series WF 10 40C, 1.08%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	5,400	5,400
Participating VRDN Series 15 ZF0158, 0.86% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(c)	5,280	5,280
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series 15 ZF0243, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,430	5,430
Series 16 ZF0313, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,935	4,935
Series Putters 3371, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	22,495	22,495
Series ROC II R 14059, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	6,000	6,000
Lucia Mar Unified School District Participating VRDN Series 2017, 0.83% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,700	4,700
Marin Pub. Fing. Auth. Rev. Sausalito-Marin San. District Participating VRDN Series 2017 XF 2436, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,115	3,115
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN Series Floaters XM 04 23, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	10,935	10,935
Metropolitan Wtr. District Southern CA Wtrwks. Rev. Participating VRDN Series 16 XM 02 43, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,450	3,450
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN:
Series Floaters 16 XG0022, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	7,825	7,825
Series MS 3030, 0.81% 6/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	9,765	9,765
Palmdale Calif School District Participating VRDN Series Floaters XF 24 43, 0.8% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,025	5,025
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series Floaters XF 23 67, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	3,200	3,200
Sacramento Area Flood Cont. Agcy. Participating VRDN:
Series Floaters XM 04 55, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,900	3,900
Series Floaters YX 10 37, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,540	3,540
Series Floaters ZM 04 57, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,930	4,930
Series Floaters ZM 04 58, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,500	8,500
San Diego Cmnty. College District:
Bonds Series WF11 87C, 0.98%, tender 9/28/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	9,915	9,915
Participating VRDN:
Series Putters 3963, 0.83% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Series XM 0149, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,300	2,300
Series XM 02 90, 0.8% 6/7/17 (Liquidity Facility Royal Bank of Canada) (a)(c)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series 16 ZF0311, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,040	1,040
Series 16 ZF0441, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,810	6,810
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Participating VRDN 0.88% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,875	1,875
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN Series 15 XF0098, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	23,065	23,065
San Diego Unified School District Participating VRDN Series MS 3330, 0.81% 6/7/17 (Liquidity Facility Cr. Suisse AG) (a)(c)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,000	4,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN Series EGL 14 0025, 0.81% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,800	8,800
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series 2015 XF 1033, 0.92% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(b)(c)	10,340	10,340
Series XF 10 32, 0.9% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	5,921	5,921
San Francisco City & County Gen. Oblig. Participating VRDN Series EGL 17 0008, 0.79% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	8,100	8,100
Santa Monica Cmnty. College District Gen. Oblig. Participating VRDN Series 15 XF2169, 0.8% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	4,800	4,800
Solano Cmnty. Clge District Participating VRDN Series Floaters XF 24 59, 0% 6/8/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,145	2,145
South San Francisco Calif District Bonds Series 2016, 0.83%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	5,160	5,160
Sunnyvale School District Bonds Series 2016 18, 0.83%, tender 6/1/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)	7,940	7,940
The Regents of the Univ. of California Participating VRDN:
Series XM 03 46, 0.81% 6/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	7,500	7,500
Series XM 03 47, 0.81% 6/7/17 (Liquidity Facility Wells Fargo Bank NA) (a)(c)	3,750	3,750
Series XM 03 58, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,000	2,000
Series XM 03 63, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series XM 03 66, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,925	8,925
The Regents of the Univ. of California Gen. Rev. Participating VRDN Series Floaters XM 03 90, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Trustees of the California State Univ. Participating VRDN Series ZM 00 90, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,580	3,580
Univ. of California Regts. Med. Ctr. Pooled Rev. Participating VRDN:
Series Floaters XX 10 23, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,935	2,935
Series Floaters ZF 23 62, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	14,120	14,120
Series Floaters ZF 23 63, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	3,900	3,900
Univ. of California Revs. Participating VRDN:
Series 16 XL0001, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	10,250	10,250
Series 16 ZF0427, 0.82% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	3,040	3,040
Series 2015 ZF0187, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,605	4,605
Series Floaters XM 04 13, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	12,500	12,500
Series Floaters XM 04 34, 0.8% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	1,000	1,000
Series MS 3066, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	8,021	8,021
Series MS 3396, 0.81% 6/7/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,830	7,830
Series Putters 3961, 0.8% 6/7/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,500	1,500
Wells Fargo Stage Trs Var States Bonds Series 86C, 1.05%, tender 6/15/17 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(c)(d)	12,985	12,985
		1,256,329
Colorado - 0.0%
Colorado Health Facilities Auth. Rev. Participating VRDN Series Floaters XF 22 41, 0.98% 6/7/17 (Liquidity Facility Citibank NA) (a)(c)	1,550	1,550
Illinois - 0.1%
Chicago Transit Auth. Participating VRDN Series Floaters XM 04 50, 0.88% 6/7/17 (Liquidity Facility Barclays Bank PLC) (a)(c)	2,700	2,700
Nebraska - 0.1%
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series 16 XF1053, 0.93% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,100	2,100
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.97% 6/7/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,400	1,400
Ohio - 0.1%
Ohio Higher Edl. Facility Commission Rev. Participating VRDN Series 2017, 1% 7/12/17 (Liquidity Facility Barclays Bank PLC) (a)(c)(e)	1,600	1,600
South Carolina - 0.1%
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.93% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(c)	4,660	4,660
Washington - 0.1%
Port of Seattle Rev. Participating VRDN Series Floaters XF 05 22, 0.87% 6/7/17 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(c)	3,600	3,600
TOTAL TENDER OPTION BOND
(Cost $1,273,939)		1,273,939

Other Municipal Security - 36.6%
California - 34.0%
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S-1, 0.8% tender 6/7/17, CP mode	5,950	5,950
California Gen. Oblig.:
Bonds Series 2016:
4% 9/1/17	4,720	4,756
5% 9/1/17	17,400	17,578
Series 11A2:
0.81% 6/5/17, LOC Royal Bank of Canada, CP	35,300	35,300
0.93% 6/6/17, LOC Royal Bank of Canada, CP	10,500	10,500
Series 11A5, 0.83% 6/5/17, LOC U.S. Bank NA, Cincinnati, CP	12,000	12,000
Series A1:
0.83% 6/6/17, LOC Wells Fargo Bank NA, CP	10,600	10,600
0.85% 6/5/17, LOC Wells Fargo Bank NA, CP	35,200	35,200
Series A3, 0.87% 7/6/17, LOC MUFG Union Bank NA, CP	14,200	14,200
Series A8, 0.88% 7/7/17, LOC Bank of The West San Francisco, CP	19,400	19,400
0.92% 6/22/17, LOC Royal Bank of Canada, CP	14,400	14,400
0.94% 7/6/17, LOC Wells Fargo Bank NA, CP	8,530	8,530
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 1.03%, tender 12/27/17 (a)	51,900	51,900
California School Cash Reserve Prog. Auth. TRAN:
Series 2016 A, 2% 6/30/17	5,400	5,405
Series 2016 B, 2% 6/30/17	22,400	22,421
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.88%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)	167,000	167,000
Series 2010 B, 0.88%, tender 9/1/17 (Liquidity Facility Royal Bank of Canada) (a)	118,800	118,800
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series A1:
0.95% 8/3/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	20,200	20,200
0.95% 8/3/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	12,000	12,000
Series A2, 0.82% 6/5/17 (Liquidity Facility Bank of America NA), CP	24,000	24,000
0.97% 7/5/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	7,300	7,300
Los Angeles County Cap. Asset Leasing Corp. Lease Rev.:
Series B:
0.83% 6/6/17, LOC U.S. Bank NA, Cincinnati, CP	9,800	9,800
0.84% 6/12/17, LOC U.S. Bank NA, Cincinnati, CP	8,100	8,100
0.84% 6/13/17, LOC U.S. Bank NA, Cincinnati, CP	19,935	19,935
0.87% 6/9/17, LOC U.S. Bank NA, Cincinnati, CP	18,600	18,600
0.97% 7/3/17, LOC U.S. Bank NA, Cincinnati, CP	15,500	15,500
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	36,200	36,260
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series A TE SM, 0.83% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	2,500	2,500
Series A TE UC, 0.83% 6/6/17, LOC MUFG Union Bank NA, CP	3,000	3,000
Series ATE, 0.94% 8/2/17, LOC MUFG Union Bank NA, CP	1,785	1,785
0.93% 6/6/17, LOC Sumitomo Mitsui Banking Corp., CP	12,600	12,600
0.95% 7/5/17, LOC Sumitomo Mitsui Banking Corp., CP	3,900	3,900
Los Angeles Dept. Arpt. Rev. Series B4, 1% 9/6/17, LOC Wells Fargo Bank NA, CP (b)	3,081	3,081
Los Angeles Dept. of Wtr. & Pwr. Rev. 1% 8/1/17 (Liquidity Facility Royal Bank of Canada), CP	34,300	34,300
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	3,000	3,005
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 11A3:
0.83% 6/19/17, LOC Bank of The West San Francisco, CP	8,700	8,700
0.92% 6/7/17, LOC Bank of The West San Francisco, CP	3,600	3,600
Series 13A4:
0.83% 6/5/17, LOC U.S. Bank NA, Cincinnati, CP	11,200	11,200
0.91% 9/12/17, LOC U.S. Bank NA, Cincinnati, CP	4,500	4,500
0.94% 8/9/17, LOC U.S. Bank NA, Cincinnati, CP	15,550	15,550
Series A-1, 0.97% 7/11/17, LOC Wells Fargo Bank NA, CP	7,000	7,000
0.94% 6/20/17, LOC Bank of America NA, CP	6,500	6,500
0.94% 6/20/17, LOC U.S. Bank NA, Cincinnati, CP	700	700
Port of Oakland Port Rev. 0.96% 6/1/17, LOC Bank of America NA, CP (b)	12,741	12,741
Riverside County Trans. Commission Sales Tax Rev. Series 2017, 0.84% 6/12/17, LOC State Street Bank & Trust Co., Boston, CP	7,100	7,100
Sacramento Muni. Util. District Elec. Rev.:
Series L1, 0.85% 6/12/17, LOC Barclays Bank PLC, CP	19,300	19,300
0.93% 6/6/17, LOC Barclays Bank PLC, CP	2,200	2,200
0.93% 6/6/17, LOC State Street Bank & Trust Co., Boston, CP	29,600	29,600
San Francisco Calif City & Cnt 0.93% 6/7/17, LOC Bank of America NA, CP	4,100	4,100
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
0.99% 8/15/17, LOC Wells Fargo Bank NA, CP	7,300	7,300
1.01% 8/24/17, LOC Wells Fargo Bank NA, CP (b)	33,300	33,300
San Francisco City & County Gen. Oblig.:
Series 1, 0.87% 6/7/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	23,545	23,545
Series 2, 0.87% 6/7/17 (Liquidity Facility U.S. Bank NA, Cincinnati), CP	31,300	31,300
Series 3, 0.88% 6/7/17, LOC State Street Bank & Trust Co., Boston, CP	37,265	37,265
San Jacinto Unified School District Bonds Series 2007, 5.25% 8/1/17 (Pre-Refunded to 8/1/17 @ 100)	2,000	2,014
San Jose Fin. Auth. Rev.:
Series 1, 0.84% 6/13/17, LOC State Street Bank & Trust Co., Boston, CP	2,503	2,503
Series 2, 0.84% 6/13/17, LOC U.S. Bank NA, Cincinnati, CP	5,897	5,897
Torrance Gen. Oblig. TRAN Series 2016, 2% 7/6/17	3,000	3,003
Turlock Irrigation District Series 2017 A, 0.97% 7/6/17, LOC Bank of America NA, CP	16,300	16,300
		1,085,024
Georgia - 1.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	18,825	18,825
Series 2010 A2, 0.89%, tender 8/1/17 (Liquidity Facility Royal Bank of Canada) (a)	27,415	27,415
		46,240
Massachusetts - 0.3%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992, 1% tender 7/13/17, CP mode	6,000	6,000
Series 2017 A, 1.05% tender 6/9/17, CP mode	2,450	2,450
Series 93B, 1% tender 6/15/17, CP mode	2,500	2,500
		10,950
New Hampshire - 0.7%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
( New England Pwr. Co. Proj.) Series 2017 A:
1.1% tender 6/2/17, CP mode (b)	7,200	7,200
1.1% tender 6/9/17, CP mode (b)	2,490	2,490
(New England Pwr. Co. Proj.) Series 90B, 1% tender 6/22/17, CP mode	4,400	4,400
Series A1, 1.05% tender 6/22/17, CP mode (b)	6,900	6,900
		20,990
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds Series 1992, 0.99% tender 6/12/17, CP mode (b)	3,700	3,700
West Virginia - 0.1%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2017, 1.1% tender 6/9/17, CP mode (b)	3,000	3,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $1,169,904)		1,169,904
	Shares (000s)	Value (000s)

Investment Company - 3.2%
Fidelity Municipal Cash Central Fund, 0.85% (f)(g)
Cost ($103,398)	103,398	103,398
TOTAL INVESTMENT PORTFOLIO - 100.1%
(Cost $3,197,117)		3,197,117
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(4,640)
NET ASSETS - 100%		$3,192,477

Security Type Abbreviations

CP – COMMERCIAL PAPER

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $37,125,000 or 1.2% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,600,000 or 0.1% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost (000s)
Foothill-De Anza Cmnty. College District Bonds Series WF 11 68C, 1.08%, tender 8/10/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$8,825
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 1.08%, tender 8/31/17 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$5,400
San Diego Cmnty. College District Bonds Series WF11 87C, 0.98%, tender 9/28/17 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$9,915
Wells Fargo Stage Trs Var States Bonds Series 86C, 1.05%, tender 6/15/17 (Liquidity Facility Wells Fargo Bank NA)	9/15/16	$12,985

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$447
Total	$447

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At May 31, 2017 the cost for Federal Income Tax Purposes was $3,197,117,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2017